SHARE-BASED COMPENSATION - Schedule of Outstanding Options For RSUs and DSUs (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option)	$ 1.17		$ 0.93		$ 0.93
Weighted average exercise price of stock options granted (in CA$ per option)	21.86		6.90		0.93
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option)	$ 1.82		$ 1.17		$ 0.93
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of year (in shares) | shares	0	0
Granted (in shares) | shares	36,247	36,247
Number of units outstanding, end of year (in shares) | shares	36,247	36,247	0	0
Vested (in shares) | shares	0	0	0	0
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option)	$ 0
Weighted average exercise price of stock options granted (in CA$ per option)	18.59
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option)	$ 18.59		$ 0
Weighted average exercise price of stock options vested, end of year (in $CA per option)		$ 0		$ 0
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of year (in shares) | shares	0	0
Granted (in shares) | shares	18,755	18,755
Number of units outstanding, end of year (in shares) | shares	18,755	18,755	0	0
Vested (in shares) | shares	18,755	18,755	0	0
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option)	$ 0
Weighted average exercise price of stock options granted (in CA$ per option)	14.07
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option)	$ 14.07		$ 0
Weighted average exercise price of stock options vested, end of year (in $CA per option)		$ 14.07		$ 0